Document And Entity Information	Nov. 09, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	ShotSpotter, Inc.
Entity Central Index Key	0001351636
Entity Emerging Growth Company	true
Entity File Number	001-38107
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0949915
Entity Address, Address Line One	39300 Civic Center Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	794-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common stock, par value $0.005 per share
Trading Symbol	SSTI
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	7979 Gateway Blvd., Suite 210
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560